Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-Term Debt
Long-Term Debt

Note 7. Long-Term Debt

        Long-term debt as of December 31, 2014 and 2013 consists of the following (amounts in thousands):

	December 31, 2014	December 31, 2013
Senior Notes due July 2020	$221,791	$172,481
Less: Current portion	(2,250)	(1,750)

	$219,541	$170,731

        On July 30, 2013 certain of our subsidiaries (the "Borrowers") entered into a credit agreement providing for a $175.0 million senior secured term loan B facility (the "Term Loan Facility") which matures on July 30, 2020. On July 31, 2014, certain of our subsidiaries amended the Term Loan Facility (the "Amended Term Loan Facility") which provides for an aggregate principal amount of $225.0 million and matures on July 30, 2020. Pricing on the Amended Term Loan Facility was set at LIBOR plus 400 basis points (decreased from a margin of 500 basis points) subject to a LIBOR floor of 1.00% (decreased from a LIBOR floor of 1.25%), resulting in an effective interest rate 5.00%, and 0.5% of original issue discount ("OID"). The Amended Term Loan Facility also provides an uncommitted accordion option (the "Incremental Facility") allowing for additional borrowings under the Amended Term Loan Facility up to an aggregate principal amount equal to (i) $40.0 million plus (ii) an additional amount of up to 4.0x first lien net leverage. The obligations under the Amended Term Loan Facility are guaranteed by HMTV, LLC, our direct wholly-owned subsidiary, and all of our existing and future subsidiaries (subject to certain exceptions in the case of immaterial subsidiaries). Additionally, the Amended Term Loan Facility provides for an uncommitted incremental revolving loan option in an aggregate principal amount of up to $20.0 million, which shall be secured on a pari passu basis by the collateral securing the Amended Term Loan Facility. The Amended Term Loan Facility is secured by a first-priority perfected security interest in substantially all of our assets.

        The proceeds of the Amended Term Loan Facility, were used to pay fees and expenses associated with the Cable Networks Acquisition, and for general corporate purposes including potential future acquisitions. The OID of $2.1 million, net of accumulated amortization of $0.3 million at December 31, 2014, was recorded as a reduction to the principal amount of the Amended Term Loan Facility outstanding and will be amortized as a component of interest expense over the term of the Amended Term Loan Facility. We recorded $2.8 million of deferred financing costs associated with the Term Loan Facility, as amended, net of accumulated amortization of $0.5 million at December 31, 2014, which will be amortized utilizing the effective interest rate method over the remaining term of the Amended Term Loan Facility. We recorded a $1.1 million loss on early extinguishment of debt; $0.7 million related to deferred costs and $0.4 million related to OID. Additionally, we incurred $1.0 million of deferred financing costs related to the Amended Term Loan Facility in accordance with ASC 470—Debt, which is included in Other Expenses on the accompanying Consolidated Statement of Operations.

        The Amended Term Loan Facility principal payments are payable on quarterly due dates commencing September 30, 2014, with a final installment on July 30, 2020.

        In addition, pursuant to the terms of the Amended Term Loan Facility, within 90 days after the end of each fiscal year (commencing with the fiscal year ending December 31, 2015), the Borrowers are required to make a prepayment of the loan principal in an amount equal to 50% of the excess cash flow of the most recently completed fiscal year. Excess cash flow is generally defined as net income plus depreciation and amortization expense, less mandatory prepayments of the term loan, interest charges, income taxes and capital expenditures, and adjusted for the change in working capital. The percentage of the excess cash flow used to determine the amount of the prepayment of the loan declines from 50% to 25% and again to 0% at lower leverage ratios.

        Following are maturities of long-term debt, at December 31, 2014 (amounts in thousands):

Year Ending December 31,
2015	$2,250
2016	2,250
2017	2,250
2018	2,250
2019 and thereafter	214,875

$223,875